Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedule of inventories

	December 31, 2022	December 31, 2021
	€m	€m
Raw materials and consumables	134.2	95.8
Work in progress	64.6	64.9
Finished goods and goods for resale	258.3	249.9
Total inventories	457.1	410.6